Derivatives - Contingent Features (Details) $ in Millions	Dec. 31, 2021 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Additional Collateral, Aggregate Fair Value	$ 13
Collateral Already Posted, Aggregate Fair Value	$ 296